Business, Going Concern and Significant Accounting Policies (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Computer equipment	$ 9,964		$ 9,964
Computer software	588
Accumulated depreciation	(1,486)		(249)
Balance	$ 8,817		$ 9,715
Computer Equipment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Depreciation and amortization period	5 years		5 years
Computer Software [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Depreciation and amortization period	3 years